U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

    Read instructions at end of Form before preparing Form.
                     Please print or type.



     1.   Name  and address of issuer:  Prudential
          World  Fund, Inc., 100 Mulberry  Street,
          Gateway Center Three, Newark, NJ  07102-
          4077.

     2.     Name of each series or class of securities for which
       this Form is filed (If the Form is being filed for all   series
       and classes of securities of the issuer, check the box but do
       not list series or classes):     [X]

     3.   Investment Company Act File Number: 811-
          3981.
          Securities Act File Number: 2-89725.

     4.(a) Last day of fiscal year for which this notice is filed: October 31, 2000.

       (b)  [  ]  Check box if this Form is  being
          filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     Note:  If  the  Form  is  being  filed  late,
          interest   must   be   paid    on    the
          registration fee due.

       (c)  [ ] Check box if this is the last time
          the issuer will be filing this Form.

          5.   Calculation of registration fee:

         (i) Aggregate sale price of securities
             sold during the fiscal year in
                 reliance    on    rule     24(f):
$ 3,002,856,717

          (ii)   Aggregate  price  of   securities
redeemed or
             repurchased during the fiscal year
                        (if           applicable):
$ 2,529,144,426

          iii)   Aggregate  price  of   securities
redeemed or
             repurchased during any prior fiscal
             year ending no earlier than October
             11,1995 that were not previously used
              to  reduce registration fees payable
          to
                        the            Commission.
          $ 11,113,257

        (iv)      Total available redemption credits
                 [add  items  5(ii)  and  5(iii)].
        $ 2,540,257,683

         (v)  Net sales - If item 5(i)is greater
              than  Item  5  (iv)  [subtract  item
         5(iv)
                     from        item        5(i).
         $ 462,599,034

        (vi)      Redemption credits available for use
                in future years.
                 -if  item  5(i)is less than  item
        5(iv)
                  [subtract  item  5(i)from   item
        (5(iv)]         $ -0-

          (vii)    Multiplier   for    determining
     registration
                fee.    (See   instruction   C.9):
        X .00025

      (viii)    Registration fee due [multiply item
              5(v) by item 5 (vii)] enter "0" if
                  no       fee       is       due.
      =$ 115,650

      6.   Prepaid Shares

         If   the   response  to  item  5(i)   was
         determined  by  deducting  an  amount  of
         securities  that  were  registered  under
         the  Securities Act of 1933  pursuant  to
         rule  24e-2  as in effect before  October
         11,  1997,  then  report  the  amount  of
         securities  (number of  shares  or  other
         units) deducted here: -0- .  If there  is
         a  number  of shares or other units  that
         were  registered pursuant to  rule  24e-2
         remaining  unsold  at  the  end  of   the
         fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- .

      7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's  fiscal  year (See  Instruction
      D):  +$ -0-

      8.   Total amount of the registration fee due
         plus any interest due [line 5(viii) plus
                          line                 7]:
      =$ 115,650

      9. Date the registration fee and any interest payment was sent to the Commission's lockbox
         depository: 1/12/01

         Method of Delivery:

                     [x]  Wire Transfer
                     [ ]  Mail or other means


                           SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By  (Signature  and  Title)  /s/  Robert  C.
Rosselot
                              Robert C. Rosselot
                              Secretary


     Date: January 11, 2001




























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